UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS RREEF Global Real Estate Securities Fund

(formerly Deutsche Global Real Estate Securities Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets

20	Financial Highlights
26	Notes to Financial Statements
38	Information About Your Fund’s Expenses
40	Advisory Agreement Board Considerations and Fee Evaluation
45	Account Management Resources
48	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF Global Real Estate Securities Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS RREEF Global Real Estate Securities Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	0.59%	6.55%	6.25%	4.68%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.19%	0.42%	5.00%	4.07%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
FTSE EPRA/NAREIT Developed Index††	0.36%	5.64%	5.97%	4.89%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	0.59%	6.53%	6.24%	4.70%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–1.92%	3.87%	5.70%	4.44%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
FTSE EPRA/NAREIT Developed Index††	0.36%	5.64%	5.97%	4.89%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	0.27%	5.69%	5.43%	3.84%
Adjusted for the Maximum Sales Charge (max 1.0% CDSC)	–0.69%	5.69%	5.43%	3.84%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
FTSE EPRA/NAREIT Developed Index††	0.36%	5.64%	5.97%	4.89%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/18
No Sales Charges		0.70%	6.62%	7.83%
MSCI World Index†		0.43%	11.09%	15.79%
FTSE EPRA/NAREIT Developed Index††		0.36%	5.64%	5.30%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	0.70%	6.65%	6.34%	4.86%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
FTSE EPRA/NAREIT Developed Index††	0.36%	5.64%	5.97%	4.89%

4	|	DWS RREEF Global Real Estate Securities Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	0.70%	6.73%	6.55%	5.03%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
FTSE EPRA/NAREIT Developed Index††	0.36%	5.64%	5.97%	4.89%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018, as revised, are 1.25%, 1.20%, 2.03%, 1.89%, 1.05% and 0.96% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS RREEF Global Real Estate Securities Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS RREEF Global Real Estate Securities Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on November 1, 2016.

†

The Morgan Stanley Capital International (MSCI) World Index captures large and mid capitalization representation across 23 Developed Markets countries. With 1,653 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

††

The FTSE EPRA/NAREIT Developed Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The index is calculated using closing market prices and translates into U.S. dollars using Reuters closing prices.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
6/30/18	$8.90	$8.89	$8.92	$8.88	$8.88	$8.88
12/31/17	$9.25	$9.24	$9.30	$9.22	$9.22	$9.22
Distribution Information as of 6/30/18
Income Dividends, Six Months	$.41	$.41	$.41	$.41	$.41	$.41

6	|	DWS RREEF Global Real Estate Securities Fund

Portfolio Management Team

John Hammond, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

–	Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.

–	Investment industry experience began in 1990.

–	BSc, University of Reading, UK.

John W. Vojticek, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004 — September 2004; and previously Managing Director of Deutsche Asset Management from 1996 — March 2004.

–	Head and Chief Investment Officer of Liquid Real Assets for DWS.

–	BS in Business Administration, University of Southern California.

David W. Zonavetch, CPA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Joined DWS in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

–	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 1996.

–	BS in Finance, University of Illinois at Urbana-Champaign.

Chris Robinson, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2012.

–	Joined DWS in 2003; previously served as a real estate equities research analyst at ING Investment Management.

–	Head of Real Estate Securities, Asia Pacific and Lead Portfolio Manager: Sydney.

–	Investment industry experience began in 1996.

–	Bachelor of Business in Finance and Marketing, The Australian Catholic University; Graduate Diploma in Applied Finance, The Securities Institute of Australia.

Robert Thomas, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.

–	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 2002.

–	BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.

DWS RREEF Global Real Estate Securities Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	100%	100%
Cash Equivalents	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/18	12/31/17
Diversified	31%	37%
Apartments	14%	11%
Office	14%	15%
Shopping Centers	9%	7%
Industrials	7%	6%
Health Care	6%	5%
Storage	6%	4%
Regional Malls	5%	7%
Hotels	5%	4%
Specialty Services	3%	2%
IT Services	0%	1%
Retail	—	1%
	100%	100%

Geographical Diversification (As a % of Common Stocks)	6/30/18	12/31/17
United States	51%	50%
Japan	11%	10%
Hong Kong	9%	8%
United Kingdom	6%	6%
Germany	5%	4%
Australia	5%	6%
France	4%	4%
Canada	3%	3%
Singapore	2%	3%
Sweden	2%	2%
Others	2%	4%
	100%	100%

8	|	DWS RREEF Global Real Estate Securities Fund

Ten Largest Equity Holdings at June 30, 2018 (26.2% of Net Assets)		Country	Percent
1	Simon Property Group, Inc.	United States	4.7%
	Owner and operator of regional shopping malls
2	Mitsubishi Estate Co., Ltd.	Japan	2.8%
	Owner and developer of residential and office properties
3	Equity Residential	United States	2.7%
	Acquirer, developer and manager of rental apartments
4	Vonovia SE	Germany	2.6%
	Provides real estate services
5	Welltower, Inc.	United States	2.6%
	Investor in senior housing and assisted facilities
6	Unibail-Rodamco-Westfield	France	2.3%
	Specializes in commercial property investments
7	Alexandria Real Estate Equities, Inc.	United States	2.2%
	Acquirer, manager and developer of office and laboratory space properties
8	Camden Property Trust	United States	2.2%
	Owner and manager of multifamily residential apartment communities
9	Link REIT	United States	2.1%
	Owner and developer of retail properties
10	Extra Space Storage, Inc.	United States	2.0%
	Owner and operator of self-storage properties

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 45 for contact information.

DWS RREEF Global Real Estate Securities Fund	|	9

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Australia 4.8%
BGP Holdings PLC* (a)	11,394,023	51,361
Goodman Group	682,872	4,869,623
GPT Group	2,248,821	8,422,882
Investa Office Fund	589,261	2,280,924
Mirvac Group	3,546,604	5,705,112
Scentre Group	3,317,055	10,789,605

(Cost $27,475,977)		32,119,507

Belgium 0.1%
VGP NV (Cost $585,690)	8,788	638,690

Canada 2.7%
Canadian Apartment Properties REIT (b)	296,753	9,622,774
Dream Office Real Estate Investment Trust	100,610	1,793,095
Granite Real Estate Investment Trust	158,570	6,467,519

(Cost $15,032,510)		17,883,388

France 4.1%
Gecina SA	70,623	11,824,710
Unibail-Rodamco-Westfield (Unit)*	70,720	15,571,745

(Cost $24,493,508)		27,396,455

Germany 4.9%
Alstria Office REIT-AG	182,864	2,746,367
Deutsche Wohnen SE	173,719	8,393,076
TLG Immobilien AG	156,370	4,166,449
Vonovia SE	369,048	17,548,487

(Cost $23,389,562)		32,854,379

Hong Kong 8.7%
CK Asset Holdings Ltd.	1,564,000	12,426,385
Hongkong Land Holdings Ltd. (c)	1,058,300	7,569,577
Hongkong Land Holdings Ltd. (c)(d)	88,300	631,345
Link REIT	1,532,744	13,986,066
New World Development Co., Ltd.	4,872,726	6,850,154
Sino Land Co., Ltd.	3,406,000	5,539,980
Sun Hung Kai Properties Ltd.	325,000	4,911,423
Wharf Real Estate Investment Co., Ltd.	888,000	6,314,329

(Cost $53,771,852)		58,229,259

Ireland 0.7%
Green REIT PLC	1,456,755	2,533,095

The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Hibernia REIT PLC (c)	352,000	617,241
Hibernia REIT PLC (c)	1,093,685	1,883,859

(Cost $4,111,246)		5,034,195

Japan 11.1%
Daibiru Corp.	136,300	1,387,608
Frontier Real Estate Investment Corp.	856	3,440,067
Global One Real Estate Investment Corp.	8,587	8,646,596
Ichigo Hotel REIT Investment Corp.	643	809,675
Japan Logistics Fund, Inc.	2,403	4,896,992
Japan Real Estate Investment Corp.	832	4,403,156
Kenedix Residential Next Investment Corp.	1,281	1,913,924
Mitsubishi Estate Co., Ltd.	1,050,800	18,386,048
Mitsui Fudosan Co., Ltd.	432,300	10,452,387
Mori Hills REIT Investment Corp.	2,159	2,771,290
Mori Trust Sogo Reit, Inc.	1,202	1,723,805
Nippon Healthcare Investment Corp.	103	159,675
NTT Urban Development Corp.	454,100	4,882,324
Premier Investment Corp.	8,473	8,602,082
XYMAX REIT Investment Corp.*	1,762	1,830,195

(Cost $66,984,301)		74,305,824

Netherlands 0.2%
InterXion Holding NV* (e) (Cost $849,432)	22,690	1,416,310

Singapore 1.9%
CapitaLand Commercial Trust	2,814,900	3,431,193
CapitaLand Ltd.	828,700	1,921,785
City Developments Ltd.	156,800	1,259,533
Mapletree Logistics Trust	1,830,200	1,650,948
Suntec Real Estate Investment Trust	2,565,300	3,258,937
UOL Group Ltd.	186,800	1,044,859

(Cost $12,802,964)		12,567,255

Spain 0.8%
Merlin Properties Socimi SA (Cost $4,189,353)	377,089	5,488,009

Sweden 1.6%
Castellum AB	337,283	5,467,012
Fabege AB	212,661	2,533,623
Hufvudstaden AB “A”	167,933	2,402,755

(Cost $7,944,973)		10,403,390

Switzerland 0.7%
PSP Swiss Property AG (Registered) (Cost $4,116,107)	47,313	4,389,955

United Kingdom 5.8%
Assura PLC	2,622,806	1,990,610

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	11

	Shares	Value ($)
British Land Co. PLC	776,825	6,894,246
Derwent London PLC	89,200	3,655,011
Grainger PLC	656,885	2,667,697
Great Portland Estates PLC	443,053	4,174,871
Hammerson PLC	448,946	3,089,761
Segro PLC	910,033	8,030,334
St. Modwen Properties PLC	231,228	1,279,532
The PRS REIT PLC	1,818,309	2,504,721
UNITE Group PLC	333,374	3,783,069
Warehouse Reit PLC	463,634	615,456

(Cost $32,940,797)		38,685,308

United States 51.0%
Acadia Realty Trust (REIT)	143,294	3,921,957
Agree Realty Corp. (REIT)	121,711	6,422,689
Alexandria Real Estate Equities, Inc. (REIT)	117,300	14,799,741
Americold Realty Trust (REIT)	201,801	4,443,658
Boston Properties, Inc. (REIT)	35,131	4,406,130
Brixmor Property Group, Inc. (REIT)	305,959	5,332,865
Camden Property Trust (REIT)	158,933	14,483,564
Columbia Property Trust, Inc. (REIT)	239,590	5,441,089
CoreSite Realty Corp. (REIT)	63,253	7,009,697
Cousins Properties, Inc. (REIT)	499,615	4,841,269
CubeSmart (REIT)	388,911	12,530,712
CyrusOne, Inc. (REIT)	23,756	1,386,400
DCT Industrial Trust, Inc. (REIT)	147,685	9,855,020
Douglas Emmett, Inc. (REIT)	293,972	11,811,795
Education Realty Trust, Inc. (REIT)	82,047	3,404,951
Equity LifeStyle Properties, Inc. (REIT)	139,983	12,864,438
Equity Residential (REIT)	285,605	18,190,182
Essential Properties Realty Trust, Inc.*	99,913	1,352,822
Extended Stay America, Inc. (Units)	251,089	5,426,033
Extra Space Storage, Inc. (REIT)	132,368	13,211,650
Federal Realty Investment Trust (REIT)	15,207	1,924,446
First Industrial Realty Trust, Inc. (REIT)	194,066	6,470,160
HCP, Inc. (REIT)	233,333	6,024,658
Host Hotels & Resorts, Inc. (REIT)	113,157	2,384,218
Invitation Homes, Inc. (REIT)	226,942	5,233,283
JBG SMITH Properties (REIT)	79,805	2,910,488
Kimco Realty Corp. (REIT)	110,360	1,875,016
LaSalle Hotel Properties (REIT)	46,472	1,590,737
Life Storage, Inc. (REIT)	43,949	4,276,677
MGM Growth Properties LLC “A” (REIT)	132,404	4,033,026
Mid-America Apartment Communities, Inc. (REIT)	112,341	11,309,368
National Retail Properties, Inc. (REIT)	155,432	6,832,791
Omega Healthcare Investors, Inc. (REIT) (b)	216,526	6,712,306

The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Physicians Realty Trust (REIT)	267,140	4,258,212
Prologis, Inc. (REIT)	132,604	8,710,757
Public Storage (REIT)	20,648	4,684,205
Rayonier, Inc. (REIT)	105,308	4,074,367
Retail Properties of America, Inc. “A” (REIT)	462,595	5,911,964
Rexford Industrial Realty, Inc. (REIT)	242,702	7,618,416
Ryman Hospitality Properties, Inc. (REIT)	106,333	8,841,589
Simon Property Group, Inc. (REIT)	186,372	31,718,651
STORE Capital Corp. (REIT)	342,124	9,374,198
Sunstone Hotel Investors, Inc. (REIT)	470,766	7,824,131
Ventas, Inc. (REIT)	56,024	3,190,567
VICI Properties, Inc. (REIT)	214,797	4,433,410
Welltower, Inc. (REIT)	272,891	17,107,537

(Cost $289,630,069)		340,461,840
Total Common Stocks (Cost $568,318,341)		661,873,764

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (f) (g) (Cost $11,265,527)	11,265,527	11,265,527

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.85% (f) (Cost $1,738,340)	1,738,340	1,738,340

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $581,322,208)	101.1	674,877,631
Other Assets and Liabilities, Net	(1.1)	(7,348,299)

Net Assets	100.0	667,529,332

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	13

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (f) (g)
20,969,091	—	9,703,564	—	—	67,385	—	11,265,527	11,265,527
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.85% (f)
3,518,470	195,096,192	196,876,322	—	—	32,971	—	1,738,340	1,738,340
24,487,561	195,096,192	206,579,886	—	—	100,356	—	13,003,867	13,003,867

Portfolio holdings in real estate entities outside the U.S. are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $10,863,876, which is 1.6% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d)	Listed on the NASDAQ Exchange.

(e)	Listed on the New York Stock Exchange.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Real Estate Securities Fund

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$32,068,146	$51,361	$32,119,507
Belgium	—	638,690	—	638,690
Canada	17,883,388	—	—	17,883,388
France	15,571,744	11,824,711	—	27,396,455
Germany	—	32,854,379	—	32,854,379
Hong Kong	631,345	57,597,914	—	58,229,259
Ireland	—	5,034,195	—	5,034,195
Japan	1,830,195	72,475,629	—	74,305,824
Netherlands	1,416,310	—	—	1,416,310
Singapore	—	12,567,255	—	12,567,255
Spain	—	5,488,009	—	5,488,009
Sweden	—	10,403,390	—	10,403,390
Switzerland	—	4,389,955	—	4,389,955
United Kingdom	—	38,685,308	—	38,685,308
United States	340,461,840	—	—	340,461,840
Short-Term Investments (h)	13,003,867	—	—	13,003,867
Total	$390,798,689	$284,027,581	$51,361	$674,877,631

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended June 30, 2018, the amount of transfers between Level 1 and Level 2 was $3,805,142.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	15

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $568,318,341) — including $10,863,876 of securities loaned	$661,873,764
Investment in DWS Government & Agency Securities Portfolio (cost $11,265,527)*	11,265,527
Investment in DWS Central Cash Management Government Fund (cost $1,738,340)	1,738,340
Cash	2
Foreign currency, at value (cost $1,152,399)	1,152,290
Receivable for investments sold	10,874,519
Receivable for Fund shares sold	1,365,738
Dividends receivable	3,084,647
Interest receivable	21,820
Foreign taxes recoverable	325,552
Other assets	89,356
Total assets	691,791,555

Liabilities
Payable upon return of securities loaned	11,265,527
Payable for investments purchased	11,187,003
Payable for Fund shares redeemed	781,981
Accrued management fee	362,264
Accrued Trustees’ fees	24,321
Other accrued expenses and payables	641,127
Total liabilities	24,262,223
Net assets, at value	$667,529,332

Net Assets Consist of
Accumulated distributions in excess of net investment income	(30,430,682)
Net unrealized appreciation (depreciation) on:
Investments	93,555,423
Foreign currency	(8,179)
Accumulated net realized gain (loss)	5,563,691
Paid-in capital	598,849,079
Net assets, at value	$667,529,332

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Global Real Estate Securities Fund

Statement of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($52,948,222 ÷ 5,951,556 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.90
Maximum offering price per share (100 ÷ 94.25 of $8.90)	$9.44
Class T
Net Asset Value and redemption price per share ($10,565 ÷ 1,189 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.89
Maximum offering price per share (100 ÷ 97.50 of $8.89)	$9.12
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($12,646,436 ÷ 1,418,461 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.92
Class R6
Net Asset Value, offering and redemption price per share ($196,150 ÷ 22,080 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.88
Class S
Net Asset Value, offering and redemption price per share ($66,813,943 ÷ 7,523,689 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.88
Institutional Class
Net Asset Value, offering and redemption price per share ($534,914,016 ÷ 60,262,162 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.88

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	17

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,685,873)	$15,349,243
Income distributions — DWS Central Cash Management Government Fund	32,971
Securities lending income, net of borrower rebates	67,385
Total income	15,449,599
Expenses:
Management fee	2,799,586
Administration fee	399,941
Services to shareholders	512,709
Distribution and service fees	326,800
Custodian fee	115,478
Professional fees	63,893
Reports to shareholders	70,047
Registration fees	60,092
Trustees’ fees and expenses	32,942
Other	43,685
Total expenses before expense reductions	4,425,173
Expense reductions	(254,012)
Total expenses after expense reductions	4,171,161
Net investment income	11,278,438

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,810,831
Foreign currency	(78,669)
24,732,162
Change in net unrealized appreciation (depreciation) on:
Investments	(33,552,443)
Foreign currency	(20,878)
(33,573,321)
Net gain (loss)	(8,841,159)
Net increase (decrease) in net assets resulting from operations	$2,437,279

The accompanying notes are an integral part of the financial statements.

18	|	DWS RREEF Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income	$11,278,438	$21,614,761
Net realized gain (loss)	24,732,162	39,405,718
Change in net unrealized appreciation (depreciation)	(33,573,321)	59,507,373
Net increase (decrease) in net assets resulting from operations	2,437,279	120,527,852
Distributions to shareholders from:
Net investment income:
Class A	(2,351,024)	(10,265,002)
Class T	(461)	(362)*
Class C	(558,286)	(379,458)
Class R6	(8,565)	(4,843)
Class S	(3,016,798)	(3,076,817)
Institutional Class	(23,329,435)	(18,524,410)
Total distributions	(29,264,569)	(32,250,892)
Fund share transactions:
Proceeds from shares sold	104,601,385	432,737,456
Reinvestment of distributions	28,705,411	31,492,174
Payments for shares redeemed	(325,042,926)	(845,501,256)
Net increase (decrease) in net assets from Fund share transactions	(191,736,130)	(381,271,626)
Increase (decrease) in net assets	(218,563,420)	(292,994,666)
Net assets at beginning of period	886,092,752	1,179,087,418
Net assets at end of period (including accumulated distributions in excess of net investment income of $30,430,682 and $12,444,551, respectively)	$667,529,332	$886,092,752

*	For the period from June 5, 2017 (commencement of operations of Class T) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	19

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$9.25		$8.60	$8.68		$9.01	$8.03		$8.09
Income (loss) from investment operations:
Net investment income[a]	.12		.16	.15		.09	.19	[b]	.13
Net realized and unrealized gain (loss)	(.06)		.81	.11		(.08)	1.06		.10
Total from investment operations	.06		.97	.26		.01	1.25		.23
Less distributions from:
Net investment income	(.41)		(.32)	(.34)		(.34)	(.27)		(.29)
Redemption fees	—		—	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.90		$9.25	$8.60		$8.68	$9.01		$8.03
Total Return (%)[c,d]	.59	**	11.33	3.04		.17	15.57		2.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53		283	466		495	727		649
Ratio of expenses before expense reductions (%)	1.40	*	1.35	1.52		1.53	1.54		1.55
Ratio of expenses after expense reductions (%)	1.20	*	1.25	1.32		1.33	1.34		1.35
Ratio of net investment income (%)	2.62	*	1.72	1.70		1.01	2.14	[b]	1.59
Portfolio turnover rate (%)	65	**	134	118		142	113		107

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

20	|	DWS RREEF Global Real Estate Securities Fund

	Six Months Ended 6/30/18		Period Ended
Class T	(Unaudited)		12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$9.24		$9.11
Income (loss) from investment operations:
Net investment income[b]	.12		.10
Net realized and unrealized gain (loss)	(.06)		.36
Total from investment operations	.06		.46
Less distributions from:
Net investment income	(.41)		(.33)
Net asset value, end of period	$8.89		$9.24
Total Return (%)[c,d]	.59	**	5.08	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		11
Ratio of expenses before expense reductions (%)	1.26	*	1.30	*
Ratio of expenses after expense reductions (%)	1.20	*	1.21	*
Ratio of net investment income (%)	2.68	*	1.85	*
Portfolio turnover rate (%)	65	**	134	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	21

	Six Months Ended 6/30/18		Years Ended December 31,
Class C	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$9.30		$8.65	$8.73		$9.06	$8.08		$8.13
Income (loss) from investment operations:
Net investment income[a]	.08		.09	.09		.03	.12	[b]	.07
Net realized and unrealized gain (loss)	(.05)		.81	.10		(.08)	1.06		.11
Total from investment operations	.03		.90	.19		(.05)	1.18		.18
Less distributions from:
Net investment income	(.41)		(.25)	(.27)		(.28)	(.20)		(.23)
Redemption fees	—		—	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.92		$9.30	$8.65		$8.73	$9.06		$8.08
Total Return (%)[c,d]	.27	**	10.40	2.23		(.58)	14.72		2.08

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		14	18		17	19		17
Ratio of expenses before expense reductions (%)	2.06	*	2.13	2.29		2.31	2.31		2.34
Ratio of expenses after expense reductions (%)	1.95	*	2.01	2.09		2.11	2.11		2.14
Ratio of net investment income (%)	1.84	*	.99	.95		.32	1.37	[b]	.82
Portfolio turnover rate (%)	65	**	134	118		142	113		107

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

22	|	DWS RREEF Global Real Estate Securities Fund

	Six Months Ended 6/30/18		Year Ended	Period Ended
Class R6	(Unaudited)		12/31/17	12/31/16[a]

Selected Per Share Data
Net asset value, beginning of period	$9.22		$8.58	$8.86
Income (loss) from investment operations:
Net investment income[b]	.13		.21	.03
Net realized and unrealized gain (loss)	(.06)		.78	.04
Total from investment operations	.07		.99	.07
Less distributions from:
Net investment income	(.41)		(.35)	(.35)
Redemption fees	—		—	.00	***
Net asset value, end of period	$8.88		$9.22	$8.58
Total Return (%)[c]	.70	**	11.54	.87	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	196		146	10
Ratio of expenses before expense reductions (%)	1.69	*	1.99	1.35	*
Ratio of expenses after expense reductions (%)	.95	*	.96	1.15	*
Ratio of net investment income (%)	3.01	*	2.27	1.96	*
Portfolio turnover rate (%)	65	**	134	118	[d]

[a]	For the period from November 1, 2016 (commencement of operations) to December 31, 2016.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover for the year ended December 31, 2016.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	23

	Six Months Ended 6/30/18		Years Ended December 31,
Class S	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$9.22		$8.57	$8.66		$9.02	$8.04		$8.11
Income (loss) from investment operations:
Net investment income[a]	.12		.18	.17		.10	.20	[b]	.15
Net realized and unrealized gain (loss)	(.05)		.80	.09		(.10)	1.07		.09
Total from investment operations	.07		.98	.26		.00	1.27		.24
Less distributions from:
Net investment income	(.41)		(.33)	(.35)		(.36)	(.29)		(.31)
Redemption fees	—		—	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.88		$9.22	$8.57		$8.66	$9.02		$8.04
Total Return (%)[c]	.70	**	11.46	3.09		.03	15.77		3.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67		90	71		58	100		101
Ratio of expenses before expense reductions (%)	1.09	*	1.15	1.38		1.37	1.35		1.36
Ratio of expenses after expense reductions (%)	1.05	*	1.07	1.18		1.17	1.15		1.16
Ratio of net investment income (%)	2.63	*	1.99	1.87		1.13	2.25	[b]	1.80
Portfolio turnover rate (%)	65	**	134	118		142	113		107

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS RREEF Global Real Estate Securities Fund

	Six Months Ended 6/30/18		Years Ended December 31,
Institutional Class	(Unaudited)		2017	2016		2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$9.22		$8.57	$8.66		$8.99	$8.02		$8.08
Income (loss) from investment operations:
Net investment income[a]	.13		.18	.17		.31	.22	[b]	.16
Net realized and unrealized gain (loss)	(.06)		.82	.10		(.27)	1.05		.10
Total from investment operations	.07		1.00	.27		.04	1.27		.26
Less distributions from:
Net investment income	(.41)		(.35)	(.36)		(.37)	(.30)		(.32)
Redemption fees	—		—	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$8.88		$9.22	$8.57		$8.66	$8.99		$8.02
Total Return (%)[c]	.70	**	11.66	3.20		.52	15.88		3.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	535		499	623		706	100		70
Ratio of expenses before expense reductions (%)	.96	*	1.06	1.27		1.24	1.21		1.19
Ratio of expenses after expense reductions (%)	.95	*	.99	1.07		1.04	1.01		.99
Ratio of net investment income (%)	2.96	*	2.01	1.95		3.48	2.55	[b]	1.93
Portfolio turnover rate (%)	65	**	134	118		142	113		107

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Real Estate Securities Fund	|	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Real Estate Securities Fund (formerly Deutsche Global Real Estate Securities Fund) (the “Fund”) is a diversified series of Deutsche DWS Securities Trust (formerly Deutsche Securities Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

26	|	DWS RREEF Global Real Estate Securities Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

DWS RREEF Global Real Estate Securities Fund	|	27

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and

28	|	DWS RREEF Global Real Estate Securities Fund

the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $831,557,875. The net unrealized appreciation for all investments based on tax cost was $65,278,352. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $133,289,478 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $68,011,126.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no positions for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of

DWS RREEF Global Real Estate Securities Fund	|	29

available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss), expiration of capital loss carryforward and certain securities sold at a loss. With respect to the Fund’s investment in passive foreign investment companies, for U.S. tax purposes, such investments may, among other things, cause the Fund to recognize and distribute taxable income without a corresponding receipt of cash as a result of recognizing certain unrealized gains at year end as ordinary income that would have otherwise been treated as capital gain upon disposition. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a United States Real Estate Investment Trust (“U.S. REIT”) investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of

30	|	DWS RREEF Global Real Estate Securities Fund

income are recorded as either a reduction of cost of investments or realized gains. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $519,743,261 and $721,526,618, respectively.

C. Related Parties

Management Agreement. Under its amended and restated Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1.0 billion of the Fund’s average daily net assets	.700%
Over $1.0 billion of such net assets	.675%

RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

DWS RREEF Global Real Estate Securities Fund	|	31

Pursuant to investment subadvisory agreements between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the “sub-subadvisor”), these entities act as sub-subadvisors to the Fund. The Fund’s sub-subadvisors are indirect, wholly owned subsidiaries of DWS Group. Under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund’s investments in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.70% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.20%
Class T	1.20%
Class C	1.95%
Class R6	.95%
Class S	1.05%
Institutional Class	.95%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$209,810
Class T	3
Class C	7,477
Class R6	686
Class S	15,012
Institutional Class	21,024
$254,012

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s

32	|	DWS RREEF Global Real Estate Securities Fund

average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $399,941, of which $54,649 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$8,507	$5,920
Class T	11	4
Class C	905	421
Class R6	724	642
Class S	3,620	1,184
Institutional Class	6,516	2,791
	$20,283	$10,962

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2018
Class C	$49,208	$7,927

In addition, DDI provides information and administration services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS RREEF Global Real Estate Securities Fund	|	33

accounts the firms service. For the six months ended June 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2018	Annualized Rate
Class A	$261,189	$45,155	.25%
Class T	7	7	.14%
Class C	16,396	5,465	.25%
	$277,592	$50,627

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2018, aggregated $436.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended June 30, 2018, the CDSC for Class C shares aggregated $456. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2018, DDI received $938 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,646, of which $8,891 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an

34	|	DWS RREEF Global Real Estate Securities Fund

amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

E. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund’s performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liability or losses owing to environmental problems, delays in completion of construction, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.

DWS RREEF Global Real Estate Securities Fund	|	35

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	2,037,946	$18,322,679	12,181,901	$109,111,877
Class T	—	1	1,097 *	10,000 *
Class C	79,592	715,084	108,465	972,651
Class R6	12,191	111,421	16,277	148,398
Class S	1,053,197	9,514,258	4,960,041	44,613,606
Institutional Class	8,448,819	75,937,942	30,567,944	277,880,924
		$104,601,385		$432,737,456

Shares issued to shareholders in reinvestment of distributions
Class A	252,237	$2,249,956	1,109,082	$10,159,712
Class T	52	461	40 *	362 *
Class C	57,371	512,896	38,140	351,184
Class R6	961	8,566	530	4,843
Class S	324,466	2,890,991	290,580	2,657,452
Institutional Class	2,589,050	23,042,541	2,005,266	18,318,621
		$28,705,411		$31,492,174

Shares redeemed
Class A	(26,918,069)	$(245,995,898)	(36,947,335)	$(338,555,859)
Class C	(248,912)	(2,254,851)	(731,082)	(6,597,525)
Class R6	(6,864)	(62,246)	(2,191)	(20,402)
Class S	(3,587,657)	(32,380,159)	(3,840,895)	(34,244,587)
Institutional Class	(4,942,008)	(44,349,772)	(51,075,518)	(466,082,883)
		$(325,042,926)		$(845,501,256)

Net increase (decrease)
Class A	(24,627,886)	$(225,423,263)	(23,656,352)	$(219,284,270)
Class T	52	462	1,137 *	10,362 *
Class C	(111,949)	(1,026,871)	(584,477)	(5,273,690)
Class R6	6,288	57,741	14,616	132,839
Class S	(2,209,994)	(19,974,910)	1,409,726	13,026,471
Institutional Class	6,095,861	54,630,711	(18,502,308)	(169,883,338)
		$(191,736,130)		$(381,271,626)

*	For the period from June 5, 2017 (commencement of operations of Class T) to December 31, 2017.

36	|	DWS RREEF Global Real Estate Securities Fund

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Global Real Estate Securities Fund was renamed DWS RREEF Global Real Estate Securities Fund.

DWS RREEF Global Real Estate Securities Fund	|	37

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

38	|	DWS RREEF Global Real Estate Securities Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,005.90	$1,005.90	$1,002.70	$1,007.00	$1,007.00	$1,007.00
Expenses Paid per $1,000*	$5.97	$5.97	$9.68	$4.73	$5.23	$4.73

Hypothetical 5% Fund Return
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,018.84	$1,018.84	$1,015.12	$1,020.08	$1,019.59	$1,020.08
Expenses Paid per $1,000*	$6.01	$6.01	$9.74	$4.76	$5.26	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS RREEF Global Real Estate Securities Fund	1.20%	1.20%	1.95%	.95%	1.05%	.95%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

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Advisory Agreement Board Considerations and Fee Evaluation

In September 2017, the Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Global Real Estate Securities Fund’s (now known as DWS RREEF Global Real Estate Securities Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”), the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, and the sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements,” and together with the Agreement and the Sub-Advisory Agreement, the “Agreements”) between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (collectively, the “Sub-Sub-Advisers”), both affiliates of DIMA.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution

40	|	DWS RREEF Global Real Estate Securities Fund

agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA, RREEF, and the Sub-Sub-Advisers are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s, RREEF’s and the Sub-Sub-Advisers’ personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA, RREEF and the Sub-Sub-Advisers provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers and sub-sub-advisers, including RREEF and the Sub-Sub-Advisers. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing

DWS RREEF Global Real Estate Securities Fund	|	41

poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory and sub-sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, since 2009, DIMA had waived voluntarily a portion (0.20%) of the Fund’s management fee, and that effective May 1, 2017, DIMA terminated the voluntary waiver and agreed to reduce the Fund’s contractual management fee to an annual rate of 0.70% on the Fund’s first $1 billion in net assets and 0.675% thereafter. With respect to the sub-advisory and sub-sub-advisory fees paid to RREEF and the Sub-Sub-Advisers, the Board noted that the fees are paid by DIMA and RREEF, respectively, out of their fees and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and

42	|	DWS RREEF Global Real Estate Securities Fund

considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages both an institutional account and Deutsche Europe funds comparable to the Fund. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA, RREEF, and the Sub-Sub-Advisers.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

DWS RREEF Global Real Estate Securities Fund	|	43

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

44	|	DWS RREEF Global Real Estate Securities Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS RREEF Global Real Estate Securities Fund	|	45

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group. RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund.

Pursuant to agreements between RREEF and Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the “sub-subadvisors”), these entities act as sub-subadvisors to the Fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of DWS Group, act under the supervision of the Board, DIMA and RREEF. RREEF allocates, and reallocates as it deems appropriate, the Fund’s assets among the sub-subadvisors.

Deutsche Alternatives Asset Management (Global) Limited evaluates stock selections for the European portion of the Fund’s portfolio. Deutsche Investments Australia Limited evaluates stock selections for the Asian and Australian portions of the Fund’s portfolio.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This wellresourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGUX	RRGCX	RRGTX	RRGIX
CUSIP Number	25159L 109	25159L 349	25159L 208	25159L 307	25159L 406
Fund Number	465	1765	765	2365	811

46	|	DWS RREEF Global Real Estate Securities Fund

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	RRGRX
CUSIP Number	25159L 430
Fund Number	1611

DWS RREEF Global Real Estate Securities Fund	|	47

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

48	|	DWS RREEF Global Real Estate Securities Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS RREEF Global Real Estate Securities Fund	|	49

Notes

Notes

Notes

Notes

Notes

Notes

DGRESF-3

(R-028292-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018